Segment and revenue information - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Disaggregation of revenue from contracts with customers
Revenue	$ 4,625	$ 94,973	$ 54,067		$ 41,693
Number of customer		0
Percentage of entity's revenue		10.00%
Knilo HoldCo AB (Successor Parent)
Disaggregation of revenue from contracts with customers
Revenue		$ 94,973	$ 54,067		41,693
Number of customer			0
Percentage of entity's revenue			10.00%
Knilo HoldCo AB (Successor Parent) | Sweden
Disaggregation of revenue from contracts with customers
Revenue		6,694	$ 7,220		3,779
Knilo HoldCo AB (Successor Parent) | Americas
Disaggregation of revenue from contracts with customers
Revenue		42,343	27,807		27,146
Knilo HoldCo AB (Successor Parent) | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue		38,747	14,930		9,589
Knilo HoldCo AB (Successor Parent) | China
Disaggregation of revenue from contracts with customers
Revenue		2,773	668		544
Knilo HoldCo AB (Successor Parent) | Japan
Disaggregation of revenue from contracts with customers
Revenue		2,982	1,547		381
Knilo HoldCo AB (Successor Parent) | Rest of world
Disaggregation of revenue from contracts with customers
Revenue		1,434	1,895		254
Knilo HoldCo AB (Successor Parent) | Kit
Disaggregation of revenue from contracts with customers
Revenue		26,797	14,759		11,067
Knilo HoldCo AB (Successor Parent) | Kit | Sweden
Disaggregation of revenue from contracts with customers
Revenue		2,072	4,029		1,314
Knilo HoldCo AB (Successor Parent) | Kit | Americas
Disaggregation of revenue from contracts with customers
Revenue		12,170	6,824		6,266
Knilo HoldCo AB (Successor Parent) | Kit | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue		10,381	2,858		2,958
Knilo HoldCo AB (Successor Parent) | Kit | China
Disaggregation of revenue from contracts with customers
Revenue		1,908	374		465
Knilo HoldCo AB (Successor Parent) | Kit | Japan
Disaggregation of revenue from contracts with customers
Revenue		182	88		64
Knilo HoldCo AB (Successor Parent) | Kit | Rest of world
Disaggregation of revenue from contracts with customers
Revenue		84	586
Knilo HoldCo AB (Successor Parent) | Services
Disaggregation of revenue from contracts with customers
Revenue		60,221	34,404		27,739
Knilo HoldCo AB (Successor Parent) | Services | Sweden
Disaggregation of revenue from contracts with customers
Revenue		3,155	2,307		1,716
Knilo HoldCo AB (Successor Parent) | Services | Americas
Disaggregation of revenue from contracts with customers
Revenue		27,105	19,268		19,431
Knilo HoldCo AB (Successor Parent) | Services | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue		26,612	10,906		5,975
Knilo HoldCo AB (Successor Parent) | Services | China
Disaggregation of revenue from contracts with customers
Revenue		148	101		69
Knilo HoldCo AB (Successor Parent) | Services | Japan
Disaggregation of revenue from contracts with customers
Revenue		2,605	1,369		301
Knilo HoldCo AB (Successor Parent) | Services | Rest of world
Disaggregation of revenue from contracts with customers
Revenue		596	453		247
Knilo HoldCo AB (Successor Parent) | Operating segments
Disaggregation of revenue from contracts with customers
Revenue		87,018	49,163		38,806
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated
Disaggregation of revenue from contracts with customers
Revenue		7,955	4,904		2,887
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | Sweden
Disaggregation of revenue from contracts with customers
Revenue		1,467	884		749
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | Americas
Disaggregation of revenue from contracts with customers
Revenue		3,068	1,715		1,449
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue		1,754	1,166		656
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | China
Disaggregation of revenue from contracts with customers
Revenue		717	193		10
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | Japan
Disaggregation of revenue from contracts with customers
Revenue		195	90		16
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | Rest of world
Disaggregation of revenue from contracts with customers
Revenue		$ 754	$ 856		$ 7
Nexttobe AB (Predecessor Parent)
Disaggregation of revenue from contracts with customers
Revenue	4,625
Nexttobe AB (Predecessor Parent) | Hamilton Health Sciences
Disaggregation of revenue from contracts with customers
Revenue				$ 707
Percentage of entity's revenue				10.00%
Nexttobe AB (Predecessor Parent) | Sweden
Disaggregation of revenue from contracts with customers
Revenue	803
Nexttobe AB (Predecessor Parent) | Americas
Disaggregation of revenue from contracts with customers
Revenue	2,588
Nexttobe AB (Predecessor Parent) | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	1,129
Nexttobe AB (Predecessor Parent) | Japan
Disaggregation of revenue from contracts with customers
Revenue	105
Nexttobe AB (Predecessor Parent) | Kit
Disaggregation of revenue from contracts with customers
Revenue	1,829
Nexttobe AB (Predecessor Parent) | Kit | Sweden
Disaggregation of revenue from contracts with customers
Revenue	512
Nexttobe AB (Predecessor Parent) | Kit | Americas
Disaggregation of revenue from contracts with customers
Revenue	901
Nexttobe AB (Predecessor Parent) | Kit | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	317
Nexttobe AB (Predecessor Parent) | Kit | Japan
Disaggregation of revenue from contracts with customers
Revenue	99
Nexttobe AB (Predecessor Parent) | Services
Disaggregation of revenue from contracts with customers
Revenue	2,480
Nexttobe AB (Predecessor Parent) | Services | Sweden
Disaggregation of revenue from contracts with customers
Revenue	203
Nexttobe AB (Predecessor Parent) | Services | Americas
Disaggregation of revenue from contracts with customers
Revenue	1,529
Nexttobe AB (Predecessor Parent) | Services | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	748
Nexttobe AB (Predecessor Parent) | Operating segments
Disaggregation of revenue from contracts with customers
Revenue	4,309
Nexttobe AB (Predecessor Parent) | Corporate / Unallocated
Disaggregation of revenue from contracts with customers
Revenue	316
Nexttobe AB (Predecessor Parent) | Corporate / Unallocated | Sweden
Disaggregation of revenue from contracts with customers
Revenue	88
Nexttobe AB (Predecessor Parent) | Corporate / Unallocated | Americas
Disaggregation of revenue from contracts with customers
Revenue	158
Nexttobe AB (Predecessor Parent) | Corporate / Unallocated | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	64
Nexttobe AB (Predecessor Parent) | Corporate / Unallocated | Japan
Disaggregation of revenue from contracts with customers
Revenue	$ 6